Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts receivable and prepaid expenses [Abstract]
Government authorities	$ 18	$ 14
Asset related to Univo transaction (see Note 5)		637
Prepaid expenses and others	1,039	3,732
Total	$ 1,057	$ 4,383